SEC COVER LETTER

Teachers Insurance and Annuity Association of America	F. Scott Thomas
College Retirement Equities Fund	Associate General Counsel
8500 Andrew Carnegie Boulevard	Advocacy & Oversight
Charlotte, NC 28262	704-988-3687 (tele)
704-988-0102 (fax)
sthomas@tiaa-cref.org

April 22, 2010

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	TIAA-CREF Life Funds
Post-Effective Amendment No. 18 to Registration Statement
on Form N-1A (File Nos. 333-61759 and 811-08961)

Ladies and Gentlemen:

      On behalf of TIAA-CREF Life Funds (the “Funds”), we are attaching for filing pursuant to Rule 485(b) under the Securities Act of 1933 (“1933 Act”) Post-Effective Amendment No. 18 (the “Amendment”) to the above-captioned registration statement on Form N-1A, including exhibits. The filing has been marked to show changes from Post-Effective Amendment No. 17, which was filed on March 2, 2010.

     Amendment No. 18 is being filed pursuant to paragraph (b) of Rule 485 under the 1933 Act and it is proposed to become effective on May 1, 2010. Amendment No. 18 is being made for the purpose of (i) adding new summary prospectuses and a new “risk/return” summary section in the statutory prospectuses for the TIAA-CREF Life Funds, as required by SEC Rel. No. 33-8998 (Jan. 13, 2009), (ii) including updated annual financial statements, and (iii) making such annual and other non-material changes as the Funds deem appropriate. Pursuant to paragraph (b) of Rule 485 under the 1933 Act, the undersigned represents that Amendment No. 18 does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

      If you have any questions regarding this filing, please do not hesitate to call me at (704) 988-3687 or Rachael Zufall at (704) 988-4446.

Sincerely,

/s/ F. Scott Thomas
F. Scott Thomas

FST/fst
cc: Stewart P. Greene (via interoffice)